                           SPDR(R) INDEX SHARES FUNDS

                       SUPPLEMENT DATED SEPTEMBER 4, 2008
            TO THE PROSPECTUS DATED JANUARY 31, 2008, AS AMENDED, AND TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED
                          JANUARY 31, 2008, AS AMENDED.

The change in name for each Fund set forth below is effective as of September 4, 2008 and all references in the Prospectus and SAI to the prior name are hereby revised to reflect the new name:


------------------------------------------------------------------------------------
               CURRENT NAME                                 NEW NAME
------------------------------------------------------------------------------------
 DJ STOXX 50(R) ETF                        SPDR(R) DJ STOXX 50(R) ETF
------------------------------------------------------------------------------------
 DJ EURO STOXX 50(R) ETF                   SPDR(R) DJ EURO STOXX 50(R) ETF
------------------------------------------------------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRISSUPP